Goldman Sachs Short-Term Conservative Income Fund Investment Objectives and Goals - Class A Inst Inv R6 Shares [Member] - Goldman Sachs Short-Term Conservative Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Short-Term Conservative Income Fund—Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Short-Term Conservative Income Fund (the "Fund") seeks to generate current income and secondarily maintain an emphasis on preservation of capital and liquidity.
Objective, Secondary [Text Block]	secondarily maintain an emphasis on preservation of capital and liquidity